U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before
preparing Form.
	Please print or type.



1.	Name and address of issuer:  Prudential
International
Bond Fund, Inc., 100 Mulberry Street, Gateway Center
Three, Newark, NJ 07102-4077.

2.  	Name of each series or class of securities for
which
	this Form is filed (If the Form is being filed for all
	series and classes of securities of the issuer, check
	the box but do not list series or classes):
[X]

3.	Investment Company Act File Number: 811-5123
Securities Act File Number:


     4(a).Last day of period for which this Form is filed: May 4, 2001

 (b).[ ] Check box if this Form is being filed late
(i.e.
more than 90 calendar days after the end of the issuer s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[x] Check box if this is the last time the issuer will be filing this Form.

	5.	Calculation of registration fee:

    (i) Aggregate sale price of securities
             sold during the fiscal year
             pursuant to rule 24(f):
$	  0

   (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):
$5,110,721

  (iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal
   year ending no earlier than October
   11,1995 that were not previously used
   to reduce registration fees payable to
   the Commission.
$78,564,896

(iv)  Total available redemption credits
	   [add items 5(ii) and 5(iii)].
$83,675,617

(v)  Net sales - If item 5(i)is greater
    than Item 5 (iv) [subtract item 5(iv)
    from item 5(i).					 $
	0

(vi)  Redemption credits available for use
	   in future years.
	   -if item 5(i)is less than item 5(iv)
	   [subtract item 5(i)from item (5(iv)]
$(83,675,617)

  (vii) Multiplier for determining registration
     fee. (See instruction C.9):		X   .000250

(viii)  Registration fee due [multiply item
	   5(v) by item 5 (vii)] enter  0  if
      no fee is due.					=$
0

6.  Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount of securities that were
registered
under the Securities Act of 1933 pursuant to rule
24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or other
units)
deducted here:	428,556		. If there is a
number of
shares or other units that were registered pursuant
to
rule 24e-2 remaining unsold at the end of the fiscal
year for which this form is filed that are available
for use by the issuer in future fiscal years, then
state that number here:	24,720,103	.

7.  Interest due - if this Form is being filed
   more than 90 days after the end of the
   issuer s fiscal year (See Instruction D): +$	   0


8. Total amount of the registration fee due
   plus any interest due [line 5(viii) plus
   line 7]:							 =$0


9. Date the registration fee and any interest payment was sent to the Commission s lockbox depository: N/A

   Method of Delivery:  N/A

			[ ]	Wire Transfer
			[ ]  Mail or other means




	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ Marguerite
E.H. Morrison
						Marguerite E.H.
Morrison
						Secretary


	Date: July 20, 2001





































T:\Cluster 1\24f-2\GOV-IBF\7-01\form.sig